Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Deferred tax liabilities:
Intangible assets	$ 1,019.6	$ 1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1
Total deferred tax liabilities	1,123.4	1,132.6
Deferred tax assets:
Post-employment and other employee benefits	116.3	107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7
Total deferred tax assets	160.9	154.1
Net deferred tax liability	$ 962.5	$ 978.5